Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Dec. 15, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Accrued interest		$ 209,447	$ 139,334
Convertible notes payable - related parties		$ 500,000	$ 500,000
Convertible note interest rate		13.00%	13.00%	10.00%
Original issue discount rate				7.00%
Debt discount		$ 28,000
Operating expenses		2,255,474	$ 2,007,572
Tops [Member]
Interest Rate	13.00%
Bottom [Member]
Interest Rate	10.00%
Accrued liabilities Related Parties [Member]
Interest expense - related party		86,924	76,924
Debt discount amortization related to OID		0	0
Officers And Directors [Member]
Interest Rate				10.00%
Original issue discount rate				7.00%
Maturity of convertible notes payable				December 31, 2023
Conversion of common stock				$ 0.35
Unamortized debt discount		0	0
Principal amount converted to convertible note payable				$ 372,000
Loans payable related parties [Member]
Accrued liabilities -related parties		0
Advance payment to related party		145,000
Operating expenses		145,000
Related parties [Member]
Accrued interest		255,573	168,649
Chief Executive Officer [Member]
Investment		250,000
Remaining principal balance due to related party		250,000
Robert Denser [Member]
Loan to company				$ 93,000
Share price				$ 0.35
Accrued interest		46,126	29,315
Convertible note interest rate				10.00%
Original issue discount rate				7.00%
Debt discount				$ 7,000
Unamortized debt discount		$ 0	$ 0